SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Loss before income taxes	$ (1,953,913)	$ (954,020)
CHINA
Loss before income taxes	$ (1,953,913)	$ (954,020)